Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information of the Parent Company [Abstract]
Schedule of parent company balance sheets
	As of December 31,
	2021	2022
ASSETS
Cash and cash equivalents	$1,105	$1,104
Investment income in subsidiaries	-	-
Prepaid expenses and other current assets, net	4	2
TOTAL ASSETS	$1,109	$1,106

LIABILITIES
Investment deficit in subsidiaries	190,267	5,887,042
TOTAL LIABILITIES	$190,267	$5,887,042

Shareholders’ deficit
Ordinary shares (par value of $0.00005 per share; 1,000,000,000 shares authorized as of December 31, 2021 and December 31, 2022, respectively; 22,115,592 shares issued and outstanding as of December 31,2021 and December 31, 2022, respectively)	1,106	1,106
Additional paid-in capital	75,621,294	75,621,294
Statutory reserve	237,486	237,486
Accumulated deficit	(72,584,621)	(78,483,156)
Accumulated other comprehensive loss	(3,464,423)	(3,262,666)
Total shareholders’ deficit	$(189,158)	$(5,885,936)
*	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on March 29, 2019.

Schedule of parent company statements of operations and comprehensive (loss)/income
	Years ended December 31,
	2020	2021	2022
Revenue	$-	$-	$-
Cost of revenue	-	-	-
Gross profit	-	-	-

Operating expenses:
Share of (loss)/income in subsidiaries and VIEs	$(6,808,365)	$3,677,813	$(5,898,535)
(Loss)/Income before income tax provision	(6,808,365)	3,677,813	(5,898,535)
Provision for income tax	-	-	-
Net (loss)/income	$(6,808,365)	$3,677,813	$(5,898,535)

Schedule of parent company statements of cash flow
	Years ended December 31,
	2020	2021	2022
Net cash used in operating activities	$-	$-	$(1)
Net cash used in investing activities	-	-	-
Net cash provided by financing activities	-	-	-
Net cash inflow	$-	$-	$(1)